Offerings	Jul. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860.00
Offering Note	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 439,457,109.12
Carry Forward Form Type	N-2
Carry Forward File Number	333-266323
Carry Forward Initial Effective Date	Jul. 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 67,280.88